BUSINESS COMBINATION (Details) - RUB (₽) ₽ in Millions		12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 27, 2021
N1.ru LLC
Disclosure of detailed information about business combinations and planned business combinations
Percentage of interest acquired	100.00%
Total cash consideration	₽ 1,785
Fair value of trade receivables	5
Gross contractual amounts receivable	17
Gross contractual amounts receivable, expected to be uncollectable	12
Consolidated revenue if the acquisition had taken place		₽ 6,066
Consolidated loss if the acquisition had taken place		₽ 2,892
Acquisition-related costs incurred	₽ 16
Praktika Uspekha LLC
Disclosure of detailed information about business combinations and planned business combinations
Percentage of voting equity interests to be acquired			100.00%